Retirement benefit and other post-retirement obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Defined Plan Analysis
At 31 December 2021, the UK Group plan had approximately 26,500 members, analysed in the following table:

All figures in%	Active	Deferred	Pensioners	Total
Defined benefit	—	18	33	51
Defined contribution	11	38	—	49

Total	11	56	33	100

Summary of Principal Assumptions Used for UK Group Plan and US PRMB
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

	2021			2020			2019

All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	3.3	1.4	—	2.9	0.6	—	3.0	1.7	1.5
Rate used to discount plan liabilities	1.9	2.8	2.6	1.4	2.2	2.1	2.0	3.0	3.1
Expected rate of increase in salaries	3.8	2.7	—	3.4	2.2	—	3.5	2.9	3.0
Expected rate of increase for pensions in payment and deferred pensions	2.35 to 5.10	—	—	2.05 to 5.05	—	—	1.85 to 5.05	—	—
Initial rate of increase in healthcare rate	—	—	6.3	—	—	6.5	—	—	6.8
Ultimate rate of increase in healthcare rate	—	—	5.0	—	—	5.0	—	—	5.0

Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

	UK		US
All figures in years	2021	2020	2021	2020
Male	22.6	24.0	20.5	20.4
Female	24.8	24.3	22.5	22.4
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

	UK		US
All figures in years	2021	2020	2021	2020
Male	24.2	25.6	22.0	21.9
Female	26.5	26.1	23.9	23.8

Summary of Amounts Recognised in Income Statement
The amounts recognised in the income statement are as follows:

	2021
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	17	2	19	37	—	56
Past service cost	—	—	—	—	—	—
Curtailments	—	—	—	—	—	—
Administration expenses	6	—	6	—	—	6

Total operating expense	23	2	25	37	—	62
Interest on plan assets	(55)	(2)	(57)	—	—	(57)
Interest on plan liabilities	49	3	52	—	1	53

Net finance (income)/expense	(6)	1	(5)	—	1	(4)

Net income statement charge	17	3	20	37	1	58

	2020
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	6	2	8	47	—	55
Past service cost	1	—	1	—	—	1
Curtailments	—	(1)	(1)	—	—	(1)
Administration expenses	5	—	5	—	—	5

Total operating expense	12	1	13	47	—	60
Interest on plan assets	(66)	(3)	(69)	—	—	(69)
Interest on plan liabilities	57	5	62	—	1	63

Net finance (income)/expense	(9)	2	(7)	—	1	(6)

Net income statement charge	3	3	6	47	1	54

	2019
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	6	3	9	57	—	66
Past service cost	—	—	—	—	—	—
Curtailments	(2)	—	(2)	—	(1)	(3)
Administration expenses	6	—	6	—	—	6

Total operating expense	10	3	13	57	(1)	69
Interest on plan assets	(89)	(5)	(94)	—	—	(94)
Interest on plan liabilities	73	6	79	—	2	81

Net finance (income)/expense	(16)	1	(15)	—	2	(13)

Net income statement charge	(6)	4	(2)	57	1	56

Summary of Amounts Recognised in Balance Sheet
The amounts recognised in the balance sheet are as follows:

	2021				2020
All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	4,125	120	—	4,245	3,588	119	—	3,707
Present value of defined benefit obligation	(3,588)	(123)	(20)	(3,731)	(3,178)	(135)	(21)	(3,334)

Net pension asset/(liability)	537	(3)	(20)	514	410	(16)	(21)	373
Other post-retirement medical benefit obligation				(34)				(39)
Other pension accruals				(9)				(9)

Net retirement benefit asset				471				325

Analysed as:
Retirement benefit assets				537				410
Retirement benefit obligations				(66)				(85)

Summary of Gains (Losses) Recognised in Other Comprehensive Income
The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2021	2020	2019
Amounts recognised for defined benefit plans	145	(24)	(148)
Amounts recognised for post-retirement medical benefit plans	4	1	3

Total recognised in year	149	(23)	(145)

Summary of Fair Value of Plan Assets
The fair value of plan assets comprises the following:

	2021			2020

All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	35	—	35	42	—	42
Equities	11	1	12	1	1	2
Fixed interest securities	7	2	9	5	1	6
Property	5	—	5	5	—	5
Pooled asset investment funds	30	—	30	34	—	34
Other	9	—	9	11	—	11

Summary of Quoted and Non Quoted Market Price
The plan assets do not include any of the Group’s own financial instruments, or any property occupied by the Group. The table below further disaggregates the plan assets into those assets which have a quoted market price in an active market and those that do not:

	2021		2020

All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	35	—	42	—
Equities	11	1	—	2
Fixed-interest securities	9	—	6	—
Property	—	5	—	5
Pooled asset investment funds	30	—	34	—
Other	—	9	—	11

Total	85	15	82	18

Summary of Liquidity Profile of UK Group Plan Assets	The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2021	2020
Liquid – call <1 month	51	39
Less liquid – call 1–3 months	—	—
Illiquid – call >3 months	49	61

Summary of Changes in Values of Plan Assets and Liabilities
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

All figures in £ millions	2021			2020
	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets
Opening fair value of plan assets	3,588	119	3,707	3,341	120	3,461
Recognition of Money Purchase assets	513	—	513	—	—	—
Exchange differences	—	2	2	—	(3)	(3)
Interest on plan assets	55	2	57	66	3	69
Return on plan assets excluding interest	71	6	77	297	8	305
Contributions by employer	14	1	15	3	5	8
Benefits paid	(123)	(10)	(133)	(119)	(14)	(133)
Contributions by employees	7	—	7	—	—	—

Closing fair value of plan assets	4,125	120	4,245	3,588	119	3,707

Present value of defined benefit obligation
Opening defined benefit obligation	(3,178)	(156)	(3,334)	(2,912)	(157)	(3,069)
Recognition of Money Purchase liabilities	(513)	—	(513)	—	—	—
Exchange differences	—	(1)	(1)	—	3	3
Current service cost	(17)	(2)	(19)	(6)	(2)	(8)
Past service cost	—	—	—	(1)	—	(1)
Curtailments	—	—	—	—	1	1
Administration expenses	(6)	—	(6)	(5)	—	(5)
Interest on plan liabilities	(49)	(3)	(52)	(57)	(5)	(62)
Actuarial (losses)/gains – experience	(100)	3	(97)	(18)	(2)	(20)
Actuarial (losses)/gains – demographic	(1)	—	(1)	1	1	2
Actuarial gains/(losses) – financial	160	6	166	(299)	(11)	(310)
Contributions by employee	(7)	—	(7)	—	2	2
Benefits paid	123	10	133	119	14	133

Closing defined benefit obligation	(3,588)	(143)	(3,731)	(3,178)	(156)	(3,334)

Summary of Changes in Value of US PRMB
Changes in the value of the US PRMB are as follows:

All figures in £ millions	2021	2020
Opening defined benefit obligation	(39)	(43)
Exchange differences	(1)	1
Interest on plan liabilities	(1)	(1)
Actuarial gains – experience	2	3
Actuarial gains – demographic	—	1
Actuarial gains/(losses) – financial	2	(3)
Benefits paid	3	3

Closing defined benefit obligation	(34)	(39)

Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense
The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

	2021

All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(450)	616
(Decrease)/increase in defined benefit obligation – US plan	(9)	11

The effect of members living one year more or one year less on the defined benefit obligation is as follows:

	2021

All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	107	(108)
Increase/(decrease) in defined benefit obligation – US plan	4	(3)

The effect of a half percentage point increase and decrease in the inflation rate is as follows:

	2021

All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	142	(141)
Increase/(decrease) in defined benefit obligation – US plan	—	—